As filed with the Securities and Exchange Commission on March 18, 2020

Registration Nos. 33-22884

811-05577

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 110	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 112

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-442-8299

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on ____________ pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____________ pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 110 to the Registration Statement of The Glenmede Fund, Inc. (the “Registrant”) hereby incorporates Parts A, B and C from the Registrant’s PEA No. 109 on Form N-1A filed on February 28, 2020. This PEA No. 110 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary provided in PEA No. 109 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 110 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 110 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and Commonwealth of Pennsylvania on the 18th day of March, 2020.

THE GLENMEDE FUND, INC.

By	/s/ Kent E. Weaver
Kent E. Weaver
President
(Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 110 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 18th day of March, 2020.

Signature	Title	Date

* G. Thompson Pew, Jr.	Chairman	March 18, 2020

/s/ Kent E. Weaver Kent E. Weaver	President (Chief Executive Officer)	March 18, 2020

* H. Franklin Allen, Ph.D.	Director	March 18, 2020

* Susan W. Catherwood	Director	March 18, 2020

* William L. Cobb, Jr.	Director	March 18, 2020

* Gail E. Keppler	Director	March 18, 2020

* Harry Wong	Director	March 18, 2020

/s/ Christopher E. McGuire Christopher E. McGuire	Treasurer (Chief Financial Officer and Principal Financial Officer)	March 18, 2020

*By	/s/ Kent E. Weaver
Kent E. Weaver, Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase